Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income (loss)	$ 8,125	$ 7,465	$ 15,991	$ 14,953
Non-interest income (loss)	14,812	6,354	20,995	12,580
Total revenue	22,937	13,819	36,986	27,533
Provision for (recovery of) credit losses	1,341	1,071	2,553	2,072
Insurance service expenses	1,417	1,248	2,924	2,614
Non-interest expenses	8,139	8,401	16,209	16,431
Income (loss) before income taxes and share of net income from investment in Schwab	12,040	3,099	15,300	6,416
Provision for (recovery of) income taxes	985	729	1,683	1,363
Share of net income from investment in Schwab	74	194	305	335
Net income (loss)	11,129	2,564	13,922	5,388
Assets	2,064,274		2,064,274		$ 2,061,751
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	4,023	3,812	8,158	7,645
Non-interest income (loss)	968	1,027	1,982	2,078
Total revenue	4,991	4,839	10,140	9,723
Provision for (recovery of) credit losses	622	467	1,143	890
Insurance service expenses	0	0	0	0
Non-interest expenses	2,052	1,957	4,138	3,941
Income (loss) before income taxes and share of net income from investment in Schwab	2,317	2,415	4,859	4,892
Provision for (recovery of) income taxes	649	676	1,360	1,368
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	1,668	1,739	3,499	3,524
Assets	591,935		591,935		584,468
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,038	2,841	6,102	5,740
Non-interest income (loss)	(445)	606	(727)	1,210
Total revenue	2,593	3,447	5,375	6,950
Provision for (recovery of) credit losses	442	380	893	765
Insurance service expenses	0	0	0	0
Non-interest expenses	2,338	2,694	4,718	5,153
Income (loss) before income taxes and share of net income from investment in Schwab	(187)	373	(236)	1,032
Provision for (recovery of) income taxes	(229)	49	(421)	32
Share of net income from investment in Schwab	78	183	277	377
Net income (loss)	120	507	462	1,377
Assets	543,516		543,516		606,572
Wealth Management and Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	362	304	731	589
Non-interest income (loss)	3,141	2,810	6,370	5,660
Total revenue	3,503	3,114	7,101	6,249
Provision for (recovery of) credit losses	0	0	0	0
Insurance service expenses	1,417	1,248	2,924	2,614
Non-interest expenses	1,131	1,027	2,304	2,074
Income (loss) before income taxes and share of net income from investment in Schwab	955	839	1,873	1,561
Provision for (recovery of) income taxes	248	218	486	385
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	707	621	1,387	1,176
Assets	23,022		23,022		23,217
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	45	189	(62)	387
Non-interest income (loss)	2,084	1,751	4,191	3,333
Total revenue	2,129	1,940	4,129	3,720
Provision for (recovery of) credit losses	123	55	195	65
Insurance service expenses	0	0	0	0
Non-interest expenses	1,461	1,430	2,996	2,930
Income (loss) before income taxes and share of net income from investment in Schwab	545	455	938	725
Provision for (recovery of) income taxes	126	94	220	159
Share of net income from investment in Schwab	0	0	0	0
Net income (loss)	419	361	718	566
Assets	742,949		742,949		686,795
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	657	319	1,062	592
Non-interest income (loss)	9,064	160	9,179	299
Total revenue	9,721	479	10,241	891
Provision for (recovery of) credit losses	154	169	322	352
Insurance service expenses	0	0	0	0
Non-interest expenses	1,157	1,293	2,053	2,333
Income (loss) before income taxes and share of net income from investment in Schwab	8,410	(983)	7,866	(1,794)
Provision for (recovery of) income taxes	191	(308)	38	(581)
Share of net income from investment in Schwab	(4)	11	28	(42)
Net income (loss)	8,215	$ (664)	7,856	$ (1,255)
Assets	$ 162,852		$ 162,852		$ 160,699